Summary of Significant Accounting Policies - Schedule of Inventory (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Finished goods of Caregiver® non-contact thermometers	$ 58,000	$ 15,000
Materials inventory	534,000	966,000
Mobile vehicle inventory	66,000	787,000
Net inventory	$ 658,000	$ 1,768,000